Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of associates and joint ventures [line items]
Fair value loss on investment		$ 0	[1]	$ 0	$ 216	[2]	$ 1,039
Financial assets		$ 8						$ 8
Impairment of investments				2,501	948		432
Venezuela
Disclosure of associates and joint ventures [line items]
Fair value loss on investment				0
Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Percentage of stock sold	100.00%
Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Impairment of investments				1,463	948
Leao Alimentos y Bebidas LTDA
Disclosure of associates and joint ventures [line items]
Impairment of investments				1,038
Joint Ventures
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized				(157)	(215)		(270)
Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution				1,302	111
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Dividend income				16
Promotora Mexicana de Embotelladores, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Dividend income					1
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution				23	204
Associates
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized				$ (124)	$ 84		$ 44

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18